EMPOWER FUNDS, INC.
Empower U.S. Government Securities Fund
Institutional Class Ticker: MXDQX
Investor Class Ticker: MXGMX
(the “Fund”)
Supplement dated January 22, 2025 to the Prospectus and Summary Prospectus for the Fund, each dated April 30, 2024, as supplemented, and Statement of Additional Information (“SAI”) for the Fund, dated December 11, 2024, as supplemented
Western Asset Management Company, LLC (“Western Asset”) is the sub-adviser to the Fund and is responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security. At a meeting held on December 10-11, 2024, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved removing Western Asset as the sub-adviser of the Fund and having Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, manage the Fund’s investment portfolio, effective January 17, 2025.
Accordingly, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI, as applicable:
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the last paragraph of the “Principal Investment Strategies” section is hereby deleted and replaced with the following:
The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. In constructing the Fund’s portfolio, ECM combines a “top-down” or macroeconomic analysis of the fixed income markets together with “bottom-up” security-by-security fundamental research to identify relative value opportunities.
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the “Sub-Adviser” section is hereby deleted in its entirety.
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the “Portfolio Managers” section is hereby deleted in its entirety and replaced with the following:
Portfolio Managers
Name	Title	Portfolio Manager of the Fund Since
Jack Brown, CFA	Chief Investment Officer	2025
Darrin Clough, CFA	Portfolio Manager	2025
Jason Harubin, CFA	Assistant Portfolio Manager	2025
Under the “More Information about the Fund” header of the Prospectus, the last paragraph of the “Principal Investment Strategies” section is hereby deleted and replaced with the following:
ECM uses a “top-down,” “bottom-up” approach in constructing the Fund’s portfolio. The portfolio managers assess the market environment, evaluating current economic, political and fundamental conditions as they relate to the outlook for interest rates and credit. This assessment forms the backdrop for identifying relative value opportunities as well as determining the sizing and allocation of risk within the Fund. Individual securities are thoroughly analyzed to ascertain risk and to evaluate relative value within the context of the current market environment. Securities are added based on the appropriateness of their risk and their ability to add value to the Fund. In deciding which securities to sell, a number of factors are considered, which may include, total return and/or valuation targets being realized, significant changes in macro or micro analyses indicating that sector or issuer emphasis should be changed, a deterioration in industry conditions, deterioration in credit fundamentals or there are superior relative value opportunities elsewhere.
Under the “More Information about the Fund” header of the Prospectus, the reference to “Sub-Adviser” in the “Temporary Investment Strategies” section is revised to state “ECM.”
Under the “Management and Organization” header of the Prospectus, the following is hereby incorporated into the “Investment Adviser” section:

Listed below are the ECM portfolio managers that have responsibility for the day-to-day management of the Fund.
•Jack Brown, CFA, Chief Investment Officer, has managed the Fund since 2025 and joined ECM in 2015.
•Darrin Clough, CFA, Portfolio Manager, has managed the Fund since 2025 and joined ECM in 2020.
•Jason Harubin, CFA, Assistant Portfolio Manager, has managed the Fund since 2025 and joined ECM in 2021. Prior to joining ECM, Mr. Harubin was employed at First National Bank of Omaha.
Please see the SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Fund.
Under the “Management and Organization” header of the Prospectus, the second paragraph in the “Advisory Fees” section is hereby deleted in its entirety and replaced with the following:
A discussion regarding the basis for the Board approving the investment advisory agreement is available in the Fund’s Form N-CSRS for the period ended June 28, 2024.
The Fund enters into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, who provide services to the Fund. Shareholders are not parties to or intended (or “third-party”) beneficiaries of those contractual arrangements.
This Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred by federal or state securities laws.
Under the “Management and Organization” header of the Prospectus, the “Sub-Adviser” section is hereby deleted in its entirety.
Under the “Portfolio Managers” header of the SAI, the “Empower Capital Management, LLC” section is hereby deleted in its entirety and replaced with the following:
EMPOWER CAPITAL MANAGEMENT, LLC
The Empower U.S. Government Securities Fund is managed by an internal investment management team headed by Jack Brown, CFA. Mr. Brown, Darrin Clough, CFA and Jason Harubin, CFA have managed the Empower U.S. Government Securities Fund since 2025.
The Profile Funds, Lifetime Funds and SecureFoundation Balanced Fund are managed by an Asset Allocation Committee (“AAC”) of ECM comprised of Andrew Corwin, CFA and Maria Mendelsberg, CFA. The AAC reviews the asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. In addition, the AAC determines whether to add or delete asset classes, add or delete Underlying Funds, or change the target allocations.
The AAC is also responsible for maintaining a strategic asset allocation of the multi-managed Empower Funds’ assets with each Sub-Adviser and among asset classes. The AAC reviews the asset class allocations and target allocations among Sub-Advisers on a quarterly basis or more frequently, as deemed necessary and determines whether to add or delete asset classes or change the target allocations.
Other Accounts Managed
The following table provides information regarding registered investment companies other than the Empower U.S. Government Securities Fund, other pooled investment vehicles and other accounts over which the portfolio managers also have day-to-day management responsibilities. The table provides the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund’s fiscal year ended December 31, 2024.

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Jack Brown, CFA*	0	$0	35	$10,068	43	$10,171	0	$0	0	$0	0	$0
Darrin Clough, CFA*	0	$0	12	$8,258	43	$10,171	0	$0	0	$0	0	$0
Jason Harubin, CFA*	0	$0	12	$8,258	43	$10,171	0	$0	0	$0	0	$0
*Messiers Brown, Clough and Harubin became portfolio managers of the Fund on January 17, 2025.
The following table provides information regarding registered investment companies other than the Profile Funds, Lifetime Funds and SecureFoundation Balanced Fund, other pooled investment vehicles and other accounts over which the portfolio managers also have day-to-day management responsibilities. The table provides the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Fund’s fiscal year ended December 31, 2023.
	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Andrew Corwin, CFA	1	$21	56	$7,176	0	$0	0	$0	0	$0	0	$0
Maria Mendelsberg, CFA	1	$21	38	$11,524	39	$10,048	0	$0	0	$0	0	$0
Material Conflicts of Interest Policy
ECM is not aware of any material conflicts of interest that may arise in connection with the portfolio managers’ management of the Funds and the investments of the other accounts included above. In addition to the Funds, ECM manages the assets of collective investment trusts sponsored by ETC, a trust company domiciled and governed by the laws of the State of Colorado, stable value funds and separate accounts of Empower of America and Empower of NY, and pension plans sponsored by affiliates of ECM. In addition, ETC serves as the trustee for various qualified employee benefit plans and/or retirement plans which plans may invest in Empower Funds. ECM and ETC are indirectly owned subsidiaries of Empower of America and Empower of NY is a wholly-owned subsidiary of Empower of America. ECM has adopted trading policies and procedures that address aggregation or block trading of client transactions, agency and principal transactions, brokerage and trade allocation which ECM believes address potential conflicts associated with managing multiple accounts for multiple clients and/or other entities affiliated with ECM.
Compensation
Portfolio manager compensation is provided pursuant to an administrative services agreement between ECM and Empower. Compensation consists of a base salary and a performance bonus. The portfolio managers may also be eligible for equity incentives in the form of stock options in Great-West Lifeco Inc. and may participate in employee benefits programs sponsored by Empower that include a 401(k) plan as well as one or more non-qualified deferred compensation plans. Finally, the portfolio managers may participate in the defined benefit plan sponsored by Empower. Senior management conducts annual performance reviews prior to making compensation decisions. Key criteria include the extent to which a portfolio manager has worked effectively alone and within a team for services provided to the Funds as well as to other ECM clients and to Empower. Investment results, tenure, level of responsibilities and client service and satisfaction are also taken into consideration.
Ownership of Securities
The portfolio managers did not own any shares of the Funds as of January 22, 2025.
Under the “Portfolio Managers” header of the SAI, the “Western Asset Management Company, LLC” section is hereby deleted in its entirety.

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectus for the Fund, each dated April 30, 2024, as supplemented, and SAI for the Fund, dated December 11, 2024, as supplemented.
Please keep this Supplement for future reference.